CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Feb. 02, 2013
CONSOLIDATED BALANCE SHEETS
Debt issuance costs, accumulated amortization (in dollars)	$ 53	$ 56	$ 57	$ 54
Common Stock, par value (in dollars per share)	$ 0.06775	$ 0.06775	$ 0.06775	$ 0.06775
Common Stock, shares authorized	350,000,000	350,000,000	350,000,000	350,000,000
Common Stock, shares issued	204,000,000	175,024,037.2	175,000,000	174,780,137.1
Common Stock, shares outstanding	204,000,000	175,024,037.2	175,000,000	174,780,137.1